Consolidated Condensed Balance Sheets (Parenthetical) (AUD)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Balance Sheets [Abstract]
Preferred stock, par value	0.01	0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	0.0001	0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares, issued	159,139,965	158,871,495
Common stock, shares, outstanding	159,139,965	158,871,495